FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Exchangeable share liability, beginning			$ 3,426
Remeasurement of liability	$ (301)	$ 656	(608)	$ 259
Exchangeable share liability, end	4,040		4,040		$ 3,426
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Exchangeable share liability, beginning			3,426	$ 4,466	4,466
Share issuance - BIPC exchangeable LP unit exchanges			6		19
Exchangeable share conversion, value			0		(1)
Remeasurement of liability			608		(1,058)
Exchangeable share liability, end	$ 4,040		$ 4,040		$ 3,426
Share capital | Exchangeable Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)			110,567,671	110,157,540	110,157,540
Share issuance, exchangeable share conversion (in shares)			121,970		427,643
Exchangeable share conversion, shares (in shares)			(5,811)		(17,512)
Remeasurement of liability, shares (in shares)			0		0
Number of shares outstanding at end of period (in shares)	110,683,830		110,683,830		110,567,671
Share capital | Class B Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)			2	2	2
Share issuance, exchangeable share conversion (in shares)			0		0
Exchangeable share conversion, shares (in shares)			0		0
Remeasurement of liability, shares (in shares)			0		0
Number of shares outstanding at end of period (in shares)	2		2		2